UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSRS

  CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06378
                                   --------

                       TEMPLETON DEVELOPING MARKETS TRUST
                      -------------------------------------
              (Exact name of registrant as specified in charter)


       500 EAST BROWARD BLVD., SUITE 2100, FORT LAUDERDALE, FL 33394-3091
      --------------------------------------------------------------------
             (Address of principal executive offices)   (Zip code)


       MURRAY L. SIMPSON, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
       -----------------------------------------------------------------
                    (Name and address of agent for service)


      Registrant's telephone number, including area code: (954) 527-7500
                                                          --------------

Date of fiscal year end: 12/31
                         ------

Date of reporting period: 6/30/05
                          -------

ITEM 1. REPORTS TO STOCKHOLDERS.



                                 [PHOTO OMITTED]

--------------------------------------------------------------------------------
                                                    JUNE 30, 2005
--------------------------------------------------------------------------------
  SEMIANNUAL REPORT AND SHAREHOLDER LETTER     |     INTERNATIONAL
--------------------------------------------------------------------------------
                                                       WANT TO RECEIVE
                                                       THIS DOCUMENT
                                                       FASTER VIA EMAIL?
                       TEMPLETON
               DEVELOPING MARKETS TRUST                Eligible shareholders can
                                                       sign up for eDelivery at
                                                       franklintempleton.com.
                                                       See inside for details.
--------------------------------------------------------------------------------

                                   [LOGO](R)
                               FRANKLIN TEMPLETON
                                  INVESTMENTS

                      Franklin o TEMPLETON o Mutual Series

                                    FRANKLIN TEMPLETON INVESTMENTS

                                    GAIN FROM OUR PERSPECTIVE(R)

                                    Franklin Templeton's distinct multi-manager structure combines the specialized expertise of three world-class investment management groups--Franklin, Templeton and Mutual Series.

SPECIALIZED EXPERTISE               Each of our portfolio management groups
                                    operates autonomously, relying on its own research and staying true to the unique investment disciplines that underlie its success.

                                    FRANKLIN. Founded in 1947, Franklin is a recognized leader in fixed income investing and also brings expertise in growth- and value-style U.S. equity investing.

                                    TEMPLETON. Founded in 1940, Templeton
                                    pioneered international investing and, in
                                    1954, launched what has become the
                                    industry's oldest global fund. Today, with offices in over 25 countries, Templeton offers investors a truly global perspective.

                                    MUTUAL Series. Founded in 1949, Mutual
                                    Series is dedicated to a unique style of value investing, searching aggressively for opportunity among what it believes are undervalued stocks, as well as arbitrage situations and distressed securities.

TRUE DIVERSIFICATION                Because our management groups work
                                    independently and adhere to different
                                    investment approaches, Franklin, Templeton and Mutual Series funds typically have distinct portfolios. That's why our funds can be used to build truly diversified allocation plans covering every major asset class.

RELIABILITY YOU CAN TRUST           At Franklin Templeton Investments, we seek
                                    to consistently provide investors with
                                    exceptional risk-adjusted returns over the long term, as well as the reliable, accurate and personal service that has helped us become one of the most trusted names in financial services.

--------------------------------------------------------------------------------
 MUTUAL FUNDS | RETIREMENT PLANS | 529 COLLEGE SAVINGS PLANS | SEPARATE ACCOUNTS
--------------------------------------------------------------------------------

                               [GRAPHIC OMITTED]

Not part of the semiannual report

                                    CONTENTS

SHAREHOLDER LETTER ......................................................      1

SEMIANNUAL REPORT

Templeton Developing Markets Trust ......................................      4

Performance Summary .....................................................      9

Your Fund's Expenses ....................................................     12

Financial Highlights and Statement of Investments .......................     14

Financial Statements ....................................................     25

Notes to Financial Statements ...........................................     29

Shareholder Information .................................................     39

--------------------------------------------------------------------------------


SEMIANNUAL REPORT

TEMPLETON DEVELOPING MARKETS TRUST

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Templeton Developing Markets Trust seeks long-term capital appreciation. Under normal circumstances, the Fund invests at least 80% of its net assets in securities of developing market countries.

--------------------------------------------------------------------------------
PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

GEOGRAPHIC BREAKDOWN
Based on Total Net Assets as of 6/30/05

  [THE FOLLOWING TABLE WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL.]

Asia ...........................................   57.0%
Europe .........................................   15.2%
Latin America ..................................   12.2%
Middle East & Africa ...........................    7.7%
Short-Investments and Other Net Assets .........    7.9%

--------------------------------------------------------------------------------

We are pleased to bring you Templeton Developing Markets Trust's semiannual report for the period ended June 30, 2005.

PERFORMANCE OVERVIEW

Templeton Developing Markets Trust - Class A posted a +6.38% cumulative total return for the six months ended June 30, 2005. The Fund's Class A shares outperformed one of its benchmarks, the Morgan Stanley Capital International
(MSCI) Emerging Markets (EM) Index, which returned 6.26% for the period under review.(1) However, it underperformed the other benchmark, the Standard & Poor's/International Finance Corporation Investable (S&P/IFCI) Composite

(1) Source: Standard & Poor's Micropal. The MSCI EM Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global emerging markets. The index is unmanaged and includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 19.


4 | Semiannual Report

Index, which posted a 6.81% total return during the same period.(2) Please note that index performance numbers are purely for reference and that we do not attempt to track any index, but rather undertake investments on the basis of meticulous fundamental research. You can find the Fund's long-term performance data for all shares in the Performance Summary beginning on page 9.

ECONOMIC AND MARKET OVERVIEW

Emerging markets started 2005 on a positive note with most markets performing well in the first two months. Although stock markets weakened in March and April, a rebound in the reporting period's last two months led to most markets ending the six-month period higher.

Latin American markets stood out, outperforming Asian and Eastern European markets partly due to a weakening dollar against major Latin American currencies. While major economies such as Brazil's and Mexico's recorded lower growth in the first quarter of 2005 than in 2004, growth figures were still much higher than in previous years.

In Eastern Europe and South Africa, currency movements reduced local currency gains when converted into U.S. dollars during the period under review. Interest rates generally continued on a downward trend in Eastern Europe despite rising rates in the U.S. and Asia as central banks sought to ensure a sustainable economic recovery and inflation pressure remained benign. Expectations for reforms, the beginning of European Union accession talks in October, as well as additional funding from the International Monetary Fund (IMF) and World Bank, drove the Turkish stock market to record strong gains. In South Africa, many companies continued to support the government's "black economic empowerment" charter.

Asian economic and social developments contributed to positive stock market performances. In China, government efforts to slow the economy were fairly effective. Inflationary pressures eased and there was slower growth in some areas of the economy. Slower-than-expected growth in consumer demand in South Korea and high oil prices led that country's economy to grow 2.7% in first quarter 2005 compared with a year earlier.(3) The government expected 2005 gross domestic product growth to be about 4.0%.(3)

(2) Source: Stanard & Poor's Micropal. The S&P/IFCI Composite Index measures the total return of equity securities in emerging markets globally. Securities' weights are adjusted to reflect only the portion of the market capitalization available to foreign (non-local) investors. Securities included in the index are weighted according to their adjusted market capitalization (outstanding investable shares times price). The index is unmanaged and includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

(3)   Source: Bank of South Korea.

TOP 10 COUNTRIES
6/30/05

--------------------------------------------------------------------------------
                                                                      % OF TOTAL
                                                                      NET ASSETS
--------------------------------------------------------------------------------
South Korea                                                                16.8%
--------------------------------------------------------------------------------
Taiwan                                                                     13.6%
--------------------------------------------------------------------------------
China                                                                       8.6%
--------------------------------------------------------------------------------
South Africa                                                                7.7%
--------------------------------------------------------------------------------
Brazil                                                                      7.5%
--------------------------------------------------------------------------------
Singapore                                                                   6.5%
--------------------------------------------------------------------------------
Mexico                                                                      4.4%
--------------------------------------------------------------------------------
India                                                                       3.4%
--------------------------------------------------------------------------------
Russia                                                                      3.0%
--------------------------------------------------------------------------------
Turkey                                                                      2.9%
--------------------------------------------------------------------------------


                                                           Semiannual Report | 5

TOP 10 EQUITY HOLDINGS
6/30/05

--------------------------------------------------------------------------------
COMPANY                                                               % OF TOTAL
SECTOR/INDUSTRY, COUNTRY                                              NET ASSETS
--------------------------------------------------------------------------------
Samsung Electronics Co. Ltd.                                                3.9%
  SEMICONDUCTORS & SEMICONDUCTOR
  EQUIPMENT, SOUTH KOREA
--------------------------------------------------------------------------------
China Mobile (Hong Kong) Ltd., fgn.                                         2.8%
  WIRELESS TELECOMMUNICATION
  SERVICES, CHINA
--------------------------------------------------------------------------------
Anglo American PLC                                                          2.5%
  METALS & MINING, SOUTH AFRICA
--------------------------------------------------------------------------------
Keppel Corp. Ltd.                                                           2.1%
  INDUSTRIAL CONGLOMERATES, SINGAPORE
--------------------------------------------------------------------------------
Kimberly Clark de Mexico SA de CV, A                                        2.0%
  HOUSEHOLD PRODUCTS, MEXICO
--------------------------------------------------------------------------------
Remgro Ltd.                                                                 2.0%
  DIVERSIFIED FINANCIAL SERVICES,
  SOUTH AFRICA
--------------------------------------------------------------------------------
Taiwan Mobile Co. Ltd.                                                      1.7%
  WIRELESS TELECOMMUNICATION
  SERVICES, TAIWAN
--------------------------------------------------------------------------------
Daewoo Shipbuilding & Marine
Engineering Co. Ltd.                                                        1.7%
  MACHINERY, SOUTH KOREA
--------------------------------------------------------------------------------
Banco Bradesco SA, ADR, pfd.                                                1.5%
  COMMERCIAL BANKS, BRAZIL
--------------------------------------------------------------------------------
Petroleo Brasileiro SA, ADR, pfd.                                           1.5%
  OIL, GAS & CONSUMABLE FUELS, BRAZIL
--------------------------------------------------------------------------------

INVESTMENT STRATEGY

We employ a bottom-up, value-oriented, long-term investment approach. We focus on the market price of a company's securities relative to our evaluation of its long-term earnings, asset value and cash flow potential. As we look for investments, we focus on specific companies and perform in-depth research to construct an "action list" from which we make our investment decisions. Before we make a purchase, we generally look at a company's potential for earnings and growth over a five-year horizon. During our analysis, we also consider a company's position in its sector, economic framework and political environment.

MANAGER'S DISCUSSION

By country, the largest contributor to the Fund's performance relative to the MSCI EM Index (the Index) was our underweighted position in South Africa. Having no holdings in stocks such as Standard Bank Group, MTN Group and Sanlam resulted in the greatest positive relative results. The Fund's out-of-benchmark position in Singapore further enhanced performance. In addition, our stock selection and exposure to South Korea, which was roughly in line with the Index's, also benefited the Fund. However, our underweighted position in Brazil and no exposure to Egypt negatively impacted the Fund's relative performance. Egypt's strong market performance and low liquidity led to a scarcity of undervalued investments that met our investment criteria.

With regard to sectors, our stock selection in capital goods and banks as well as an underweighting relative to the index in insurance contributed to Fund performance.(4) Within the capital goods sector, Singapore's Keppel and South Korean stocks Samsung Heavy Industries and Hyundai Development enhanced returns. Conversely, our stock selection in food, beverage and tobacco, an overweighted exposure to diversified financials, and an underweighted position in the energy sector produced the greatest negative effects on the Fund during the period.(5) In the food, beverage and tobacco sector, our positions in brewers Inbev and SABMiller hindered the Fund the most.

In general, if the value of the U.S. dollar goes up compared with a foreign currency, an investment traded in that foreign currency will go down in value

(4) The capital goods sector comprises aerospace and defense, building products, construction and engineering, electrical equipment, industrial conglomerates, machinery, and trading companies and distributors in the SOI. The banks sector comprises commercial banks and thrifts and mortgage finance in the SOI.

(5) The food, beverage and tobacco sector comprises beverage, food products and tobacco in the SOI. The diversified financials sector comprises diversified financial services, consumer finance and capital markets in the SOI. The energy sector comprises energy equipment and services; and oil, gas and consumable fuels in the SOI.


6 | Semiannual Report
because it will be worth fewer dollars. This can have a negative effect on Fund performance. Conversely, when the U.S. dollar weakens in relation to a foreign currency, an investment traded in that foreign currency will increase in value, which can contribute to Fund performance. For the six months ended June 30, 2005, the U.S. dollar rose in value relative to most non-U.S. currencies. As a result, the Fund's performance was negatively affected by the portfolio's predominant investment in securities with non-U.S. currency exposure.

During the period, we increased our exposure to Asia, the world's largest emerging market region. Countries where we made large investments were Taiwan, Thailand, India and Malaysia. Significant purchases included shares of Mega Financial Holding, one of Taiwan's largest financial holding companies; Kasikornbank, one of Thailand's largest banks; Premier Image, one of the largest global manufacturers of compact and digital still cameras; and Maxis Communications, one of Malaysia's leading telecommunications service providers. Conversely, the Fund reduced its holdings in Hong Kong and China Red Chip shares (Hong Kong-listed companies with significant exposure to China) as stocks reached our sell targets. In South Korea, the Fund's largest purchases included shares of Hana Bank and LG Corporation while sales included POSCO and shares of Samsung Heavy Industries.

Except for investments in Russia's metals and wireless telecommunications sectors as well as selective purchases in Croatia and Sweden, the Fund reduced its holdings in most European countries. Additions included stocks of Mining and Metallurgical Co. Norilsk Nickel, one of the world's largest precious metals companies; Mobile Telesystems, one of the largest Eastern European and Russian mobile operators; Oriflame, a cosmetic company with sales operations in more than 50 countries; and Pliva, one of Central and Eastern Europe's largest pharmaceutical companies. Key sales in the region included shares of MOL, Inbev and Bank Austria. In South Africa, the Fund reduced its exposure to brewers and the integrated oil and gas sector via sales of SABMiller and Sasol stocks.

In Latin America, we made additional investments in Mexico while adding exposure to Panama during the period. Our largest purchases in the region included shares of Telefonos de Mexico, Mexico's only nationwide fixed-line telephony service company and the nation's leading Internet and local and long distance telephone service provider; Femsa, a Mexican holding company


                                                           Semiannual Report | 7
with subsidiaries in the soft drinks, beer and retail industry; and Banco Latinamericano de Exportaciones, a multinational bank mainly providing trade-related financing in Latin America. The Fund repositioned its holdings in Brazil as we added Centrais Electricas Brasileiras (Eletrobras), and reduced our exposure to AmBev and Banco Bradesco.

The Fund's definition of "developing markets" as used by the Fund's manager may differ from the definition of the same term as used in managing other Franklin Templeton Funds. These special risks and other considerations are discussed in the Fund's prospectus.

We thank you for your continued participation in Templeton Developing Markets Trust and look forward to serving your future investment needs.


[PHOTO OMITTED]         /s/ Mark Mobius

                        Mark Mobius
                        President and Chief Executive Officer -
                        Investment Management
                        Templeton Developing Markets Trust

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF JUNE 30, 2005, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


8 | Semiannual Report

PERFORMANCE SUMMARY AS OF 6/30/05

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes due on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

---------------------------------------------------------------------------------------------------
CLASS A (SYMBOL: TEDMX)                                  CHANGE           6/30/05         12/31/04
---------------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                    +$1.02            $19.55           $18.53
---------------------------------------------------------------------------------------------------
DISTRIBUTIONS (1/1/05-6/30/05)
---------------------------------------------------------------------------------------------------
Dividend Income                           $0.1531
---------------------------------------------------------------------------------------------------
CLASS B (SYMBOL: TDMBX)                                  CHANGE           6/30/05         12/31/04
---------------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                    +$0.94            $19.18           $18.24
---------------------------------------------------------------------------------------------------
DISTRIBUTIONS (1/1/05-6/30/05)
---------------------------------------------------------------------------------------------------
Dividend Income                           $0.1530
---------------------------------------------------------------------------------------------------
CLASS C (SYMBOL: TDMTX)                                  CHANGE           6/30/05         12/31/04
---------------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                    +$0.94            $19.16           $18.22
---------------------------------------------------------------------------------------------------
DISTRIBUTIONS (1/1/05-6/30/05)
---------------------------------------------------------------------------------------------------
Dividend Income                           $0.1531
---------------------------------------------------------------------------------------------------
CLASS R (SYMBOL: TDMRX)                                  CHANGE           6/30/05         12/31/04
---------------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                    +$0.99            $19.38           $18.39
---------------------------------------------------------------------------------------------------
DISTRIBUTIONS (1/1/05-6/30/05)
---------------------------------------------------------------------------------------------------
Dividend Income                           $0.1529
---------------------------------------------------------------------------------------------------
ADVISOR CLASS (SYMBOL: TDADX)                            CHANGE           6/30/05         12/31/04
---------------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                    +$1.05            $19.56           $18.51
---------------------------------------------------------------------------------------------------
DISTRIBUTIONS (1/1/05-6/30/05)
---------------------------------------------------------------------------------------------------
Dividend Income                           $0.1531
---------------------------------------------------------------------------------------------------


                                                           Semiannual Report | 9

PERFORMANCE

CLASS A: 5.75% MAXIMUM INITIAL SALES CHARGE; CLASS B: CONTINGENT DEFERRED SALES CHARGE (CDSC) DECLINING FROM 4% TO 1% OVER SIX YEARS, AND ELIMINATED THEREAFTER; CLASS C: 1% CDSC IN FIRST YEAR ONLY; CLASS R: 1% CDSC FOR FIRST 18 MONTHS ONLY. CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURN AND VALUE OF $10,000 INVESTMENT INCLUDE MAXIMUM SALES CHARGES.

-------------------------------------------------------------------------------------------------------
CLASS A                                  6-MONTH         1-YEAR           5-YEAR          10-YEAR
-------------------------------------------------------------------------------------------------------
Cumulative Total Return(1)                 +6.38%        +31.97%          +58.21%          +79.68%
-------------------------------------------------------------------------------------------------------
Average Annual Total Return(2)             +0.26%        +24.36%           +8.32%           +5.41%
-------------------------------------------------------------------------------------------------------
Value of $10,000 Investment(3)           $10,026        $12,436          $14,912          $16,934
-------------------------------------------------------------------------------------------------------
CLASS B                                  6-MONTH         1-YEAR           5-YEAR     INCEPTION (1/1/99)
-------------------------------------------------------------------------------------------------------
Cumulative Total Return(1)                 +6.04%        +31.10%          +53.20%          +93.38%
-------------------------------------------------------------------------------------------------------
Average Annual Total Return(2)             +2.04%        +27.10%           +8.62%          +10.69%
-------------------------------------------------------------------------------------------------------
Value of $10,000 Investment(3)           $10,204        $12,710          $15,120          $19,338
-------------------------------------------------------------------------------------------------------
CLASS C                                  6-MONTH         1-YEAR           5-YEAR          10-YEAR
-------------------------------------------------------------------------------------------------------
Cumulative Total Return(1)                 +5.99%        +31.06%          +53.19%          +67.84%
-------------------------------------------------------------------------------------------------------
Average Annual Total Return(2)             +4.99%        +30.06%           +8.91%           +5.31%
-------------------------------------------------------------------------------------------------------
Value of $10,000 Investment(3)           $10,499        $13,006          $15,319          $16,784
-------------------------------------------------------------------------------------------------------
CLASS R                                  6-MONTH         1-YEAR           3-YEAR     INCEPTION (1/1/02)
-------------------------------------------------------------------------------------------------------
Cumulative Total Return(1)                 +6.32%        +31.80%          +92.36%         +105.51%
-------------------------------------------------------------------------------------------------------
Average Annual Total Return(2)             +5.32%        +30.80%          +24.37%          +22.92%
-------------------------------------------------------------------------------------------------------
Value of $10,000 Investment(3)           $10,532        $13,080          $19,236          $20,551
-------------------------------------------------------------------------------------------------------
ADVISOR CLASS(4)                         6-MONTH         1-YEAR           5-YEAR          10-YEAR
-------------------------------------------------------------------------------------------------------
Cumulative Total Return(1)                 +6.55%        +32.47%          +61.36%          +84.61%
-------------------------------------------------------------------------------------------------------
Average Annual Total Return(2)             +6.55%        +32.47%          +10.04%           +6.32%
-------------------------------------------------------------------------------------------------------
Value of $10,000 Investment(3)           $10,655        $13,247          $16,136          $18,461
-------------------------------------------------------------------------------------------------------

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN.

FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.


10 | Semiannual Report

ENDNOTES

THE FUND INVESTS IN FOREIGN SECURITIES, WHICH CAN INVOLVE EXPOSURE TO CURRENCY VOLATILITY AND POLITICAL, ECONOMIC AND REGULATORY UNCERTAINTY. INVESTMENTS IN DEVELOPING MARKETS INVOLVE HEIGHTENED RISKS RELATED TO THE SAME FACTORS, IN ADDITION TO THOSE ASSOCIATED WITH THESE MARKETS' SMALLER SIZE AND LESSER LIQUIDITY. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS B: These shares have higher annual fees and expenses than Class A shares.

CLASS C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

CLASS R: Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS:  Shares are available to certain eligible investors as described in the prospectus.

(1) Cumulative total return represents the change in value of an investment over the periods indicated and does not include a sales charge.

(2) Average annual total return represents the average annual change in value of an investment over the periods indicated and includes any current, applicable, maximum sales charge. Six-month return has not been annualized.

(3) These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include any current, applicable, maximum sales charge.

(4) Effective 1/2/97, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 1/2/97, a restated figure is used based upon the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 1/1/97, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 1/2/97 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +53.01% and +5.13%.


                                                          Semiannual Report | 11

YOUR FUND'S EXPENSES

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table below provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period, by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.    Divide your account value by $1,000.

      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."

      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


12 | Semiannual Report

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

-------------------------------------------------------------------------------------------------------------------
                                                BEGINNING ACCOUNT     ENDING ACCOUNT       EXPENSES PAID DURING
CLASS A                                          VALUE 12/31/04       VALUE 6/30/05      PERIOD* 12/31/04-6/30/05
-------------------------------------------------------------------------------------------------------------------
Actual                                               $1,000             $1,063.80                 $10.13
-------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)             $1,000             $1,014.98                 $ 9.89
-------------------------------------------------------------------------------------------------------------------
CLASS B
-------------------------------------------------------------------------------------------------------------------
Actual                                               $1,000             $1,060.40                 $13.38
-------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)             $1,000             $1,011.80                 $13.07
-------------------------------------------------------------------------------------------------------------------
CLASS C
-------------------------------------------------------------------------------------------------------------------
Actual                                               $1,000             $1,059.90                 $13.43
-------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)             $1,000             $1,011.75                 $13.12
-------------------------------------------------------------------------------------------------------------------
CLASS R
-------------------------------------------------------------------------------------------------------------------
Actual                                               $1,000             $1,063.20                 $10.90
-------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)             $1,000             $1,014.23                 $10.64
-------------------------------------------------------------------------------------------------------------------
ADVISOR CLASS
-------------------------------------------------------------------------------------------------------------------
Actual                                               $1,000             $1,065.50                 $ 8.35
-------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)             $1,000             $1,016.71                 $ 8.15
-------------------------------------------------------------------------------------------------------------------

*     Expenses are equal to the annualized expense ratio for each class (A:
      1.98%; B: 2.62%; C: 2.62%; R: 2.13%; and Advisor: 1.63%), multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.


                                                          Semiannual Report | 13

TEMPLETON DEVELOPING MARKETS TRUST

FINANCIAL HIGHLIGHTS

                                                 -----------------------------------------------------------------------------------
                                                 SIX MONTHS ENDED
                                                  JUNE 30, 2005                        YEAR ENDED DECEMBER 31,
CLASS A                                             (UNAUDITED)         2004          2003          2002         2001         2000
                                                 -----------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period ..........    $    18.53     $    14.95    $    10.00    $     9.88   $    10.59   $    15.61
                                                 -----------------------------------------------------------------------------------
Income from investment operations:

 Net investment income(a) .....................          0.16           0.18          0.22          0.10         0.11         0.07

 Net realized and unrealized gains (losses) ...          1.01           3.66          4.98          0.07        (0.72)       (5.03)
                                                 -----------------------------------------------------------------------------------
Total from investment operations ..............          1.17           3.84          5.20          0.17        (0.61)       (4.96)
                                                 -----------------------------------------------------------------------------------
Less distributions from net investment income .         (0.15)         (0.26)        (0.25)        (0.05)       (0.10)       (0.06)
                                                 -----------------------------------------------------------------------------------
Redemption fees ...............................            --(c)          --(c)         --(c)         --           --           --
                                                 -----------------------------------------------------------------------------------
Net asset value, end of period ................    $    19.55     $    18.53    $    14.95    $    10.00   $     9.88   $    10.59
                                                 ===================================================================================


Total return(b) ...............................          6.38%         25.45%        53.14%         1.68%       (5.76)%     (31.85)%


RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) .............    $2,588,764     $2,305,376    $1,873,277    $1,168,340   $1,221,011   $1,507,936

Ratios to average net assets:

 Expenses .....................................          1.98%(d)       2.03%         2.17%         2.24%        2.21%        2.09%

 Net investment income ........................          1.75%(d)       1.12%         1.85%         0.96%        1.07%        0.56%

Portfolio turnover rate .......................         23.77%         58.74%        48.60%        49.05%       61.45%       69.37%

(a)   Based on average daily shares outstanding.

(b) Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.

(c)   Amount is less than $0.01 per share.

(d)   Annualized.


14 | See notes to financial statements. | Semiannual Report

TEMPLETON DEVELOPING MARKETS TRUST

                                                 -----------------------------------------------------------------------------------
                                                 SIX MONTHS ENDED
                                                  JUNE 30, 2005                        YEAR ENDED DECEMBER 31,
CLASS B                                             (UNAUDITED)         2004          2003          2002         2001         2000
                                                 -----------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period ..........    $    18.24     $    14.74    $     9.82    $     9.77   $    10.44   $    15.47
                                                 -----------------------------------------------------------------------------------
Income from investment operations:

 Net investment income (loss)(a) ..............          0.10           0.06          0.13          0.03         0.04        (0.02)

 Net realized and unrealized gains (losses) ...          0.99           3.61          4.93          0.07        (0.70)       (4.98)
                                                 -----------------------------------------------------------------------------------
Total from investment operations ..............          1.09           3.67          5.06          0.10        (0.66)       (5.00)
                                                 -----------------------------------------------------------------------------------
Less distributions from net investment income .         (0.15)         (0.17)        (0.14)        (0.05)       (0.01)       (0.03)
                                                 -----------------------------------------------------------------------------------
Redemption fees ...............................            --(c)          --(c)         --(c)         --           --           --
                                                 -----------------------------------------------------------------------------------
Net asset value, end of period ................    $    19.18     $    18.24    $    14.74    $     9.82   $     9.77   $    10.44
                                                 ===================================================================================


Total return(b) ...............................          6.04%         24.70%        52.17%         0.98%       (6.32)%     (32.36)%


RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) .............    $   38,373     $   36,992    $   26,062    $   12,377   $   11,027   $   11,508

Ratios to average net assets:

 Expenses .....................................          2.62%(d)       2.68%         2.82%         2.88%        2.86%        2.77%

 Net investment income (loss) .................          1.11%(d)       0.47%         1.20%         0.32%        0.42%       (0.13)%

Portfolio turnover rate .......................         23.77%         58.74%        48.60%        49.05%       61.45%       69.37%

(a)   Based on average daily shares outstanding.

(b) Total return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.

(c)   Amount is less than $0.01 per share.

(d)   Annualized.


                     Semiannual Report | See notes to financial statements. | 15

TEMPLETON DEVELOPING MARKETS TRUST

                                                 -----------------------------------------------------------------------------------
                                                 SIX MONTHS ENDED
                                                  JUNE 30, 2005                        YEAR ENDED DECEMBER 31,
CLASS C                                             (UNAUDITED)         2004          2003          2002         2001         2000
                                                 -----------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period ..........    $    18.22     $    14.72    $     9.79    $     9.73   $    10.39   $    15.36
                                                 -----------------------------------------------------------------------------------
Income from investment operations:

 Net investment income (loss)(a) ..............          0.10           0.05          0.14          0.03         0.04        (0.01)

 Net realized and unrealized gains (losses) ...          0.99           3.60          4.90          0.08        (0.70)       (4.96)
                                                 -----------------------------------------------------------------------------------
Total from investment operations ..............          1.09           3.65          5.04          0.11        (0.66)       (4.97)
                                                 -----------------------------------------------------------------------------------
Less distributions from net investment income .         (0.15)         (0.15)        (0.11)        (0.05)          --(e)        --
                                                 -----------------------------------------------------------------------------------
Redemption fees ...............................            --(c)          --(c)         --(c)         --           --           --
                                                 -----------------------------------------------------------------------------------
Net asset value, end of period ................    $    19.16     $    18.22    $    14.72    $     9.79   $     9.73   $    10.39
                                                 ===================================================================================


Total return(b) ...............................          5.99%         24.72%        52.25%         0.98%       (6.34)%     (32.36)%


RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) .............    $  276,492     $  258,365    $  208,581    $  127,808   $  139,099   $  188,379

Ratios to average net assets:

 Expenses .....................................          2.62%(d)       2.69%         2.82%         2.89%        2.86%        2.76%

 Net investment income (loss) .................          1.11%(d)       0.46%         1.20%         0.31%        0.43%       (0.11)%

Portfolio turnover rate .......................         23.77%         58.74%        48.60%        49.05%       61.45%       69.37%

(a)   Based on average daily shares outstanding.

(b) Total return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.

(c)   Amount is less than $0.01 per share.

(d)   Annualized.

(e)   Actual distribution from net investment income was ($0.001).


16 | See notes to financial statements. | Semiannual Report

TEMPLETON DEVELOPING MARKETS TRUST

                                                 -----------------------------------------------------------
                                                 SIX MONTHS ENDED
                                                  JUNE 30, 2005          YEAR ENDED DECEMBER 31,
CLASS R                                             (UNAUDITED)         2004          2003          2002(e)
                                                 -----------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period ..........    $    18.39     $    14.85    $     9.98    $     9.93
                                                 -----------------------------------------------------------
Income from investment operations:

 Net investment income(a) .....................          0.15           0.16          0.17          0.03

 Net realized and unrealized gains ............          0.99           3.64          4.98          0.07
                                                 -----------------------------------------------------------
Total from investment operations ..............          1.14           3.80          5.15          0.10
                                                 -----------------------------------------------------------
Less distributions from net investment income .         (0.15)         (0.26)        (0.28)        (0.05)
                                                 -----------------------------------------------------------
Redemption fees ...............................            --(c)          --(c)         --(c)         --
                                                 -----------------------------------------------------------
Net asset value, end of period ................    $    19.38     $    18.39    $    14.85    $     9.98
                                                 -----------------------------------------------------------


Total return(b) ...............................          6.32%         25.28%        52.82%         0.96%


RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) .............    $    7,785     $    5,220    $    1,688    $      381

Ratios to average net assets:

 Expenses .....................................          2.13%(d)       2.18%         2.32%         2.39%(d)

 Net investment income ........................          1.60%(d)       0.97%         1.70%         0.81%(d)

Portfolio turnover rate .......................         23.77%         58.74%        48.60%        49.05%

(a)   Based on average daily shares outstanding.

(b) Total return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.

(c)   Amount is less than $0.01 per share.

(d)   Annualized.

(e)   For the period January 2, 2002 (effective date) to December 31, 2002.


                     Semiannual Report | See notes to financial statements. | 17

TEMPLETON DEVELOPING MARKETS TRUST

                                                 -----------------------------------------------------------------------------------
                                                 SIX MONTHS ENDED
                                                  JUNE 30, 2005                        YEAR ENDED DECEMBER 31,
ADVISOR CLASS                                       (UNAUDITED)         2004          2003          2002         2001         2000
                                                 -----------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period ..........    $    18.51     $    14.93    $    10.01    $     9.84   $    10.55   $    15.62
                                                 -----------------------------------------------------------------------------------
Income from investment operations:

 Net investment income(a) .....................          0.19           0.24          0.26          0.12         0.14         0.11

 Net realized and unrealized gains (losses) ...          1.01           3.65          4.99          0.10        (0.71)       (5.03)
                                                 -----------------------------------------------------------------------------------
Total from investment operations ..............          1.20           3.89          5.25          0.22        (0.57)       (4.92)
                                                 -----------------------------------------------------------------------------------
Less distributions from net investment income .         (0.15)         (0.31)        (0.33)        (0.05)       (0.14)       (0.15)
                                                 -----------------------------------------------------------------------------------
Redemption fees ...............................            --(c)          --(c)         --(c)         --           --           --

Net asset value, end of period ................    $    19.56     $    18.51    $    14.93    $    10.01   $     9.84   $    10.55
                                                 ===================================================================================


Total return(b) ...............................          6.55%         25.98%        53.72%         2.20%       (5.43)%     (31.67)%


RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) .............    $  208,405     $  199,101    $  203,660    $  130,459   $   81,320   $  115,144

Ratios to average net assets:

 Expenses .....................................          1.63%(d)       1.68%         1.82%         1.89%        1.87%        1.77%

 Net investment income ........................          2.10%(d)       1.47%         2.20%         1.31%        1.40%        0.88%

Portfolio turnover rate .......................         23.77%         58.74%        48.60%        49.05%       61.45%       69.37%

(a)   Based on average daily shares outstanding.

(b)   Total return is not annualized for periods less than one year.

(c)   Amount is less than $0.01 per share.

(d)   Annualized.


18 | See notes to financial statements. | Semiannual Report

TEMPLETON DEVELOPING MARKETS TRUST

STATEMENT OF INVESTMENTS, JUNE 30, 2005 (UNAUDITED)

---------------------------------------------------------------------------------------------------------------------------
                                                              INDUSTRY                     SHARES/RIGHTS        VALUE
---------------------------------------------------------------------------------------------------------------------------
     COMMON STOCKS 87.3%
     AUSTRIA 1.0%
     Bank Austria Creditanstalt ..........                Commercial Banks                       299,690   $    31,272,631
                                                                                                           ----------------
     BELGIUM 0.5%
     Inbev ...............................                   Beverages                           450,800        15,256,671
                                                                                                           ----------------
     BRAZIL 3.0%
     Centrais Eletricas Brasileiras SA ...               Electric Utilities                  538,847,500         7,594,899
     Centrais Eletricas Brasileiras SA
       (Non Taxable) .....................               Electric Utilities                1,203,948,148        16,969,300
     Cia de Bebidas das Americas (AmBev),
       ADR ...............................                   Beverages                           148,120         3,771,135
     Embraer-Empresa Bras de
       Aeronautica SA ....................              Aerospace & Defense                    4,321,411        26,926,641
  (a)Localiza Rent a Car SA, 144A ........         Diversified Consumer Services               1,211,000         6,538,933
     Souza Cruz SA (Non Taxable) .........                    Tobacco                          1,991,234        24,405,097
     Souza Cruz SA (Taxable) .............                    Tobacco                             17,600           215,710
     Unibanco Uniao de Bancos
       Brasileiros SA, GDR ...............                Commercial Banks                       143,700         5,549,694
                                                                                                           ----------------
                                                                                                                91,971,409
                                                                                                           ----------------
     CHINA 8.6%
  (a)Air China Ltd., H, 144A .............                    Airlines                         4,026,000         1,359,986
     Aluminum Corp. of China Ltd., H .....                Metals & Mining                     32,962,000        18,345,567
     Anhui Conch Cement Co. Ltd., H ......             Construction Materials                 12,332,000        11,505,434
  (a)Bank of Communications, 144A ........                Commercial Banks                     2,293,000           826,216
     Beijing Enterprises Holdings Ltd. ...            Industrial Conglomerates                   940,556         1,308,076
     China Mobile (Hong Kong) Ltd., fgn. .      Wireless Telecommunication Services           23,314,000        86,855,402
     China Resources Enterprise Ltd. .....                  Distributors                      18,812,000        29,050,104
     China Travel International Investment
       Hong Kong Ltd. ....................         Hotels, Restaurants & Leisure              19,068,000         5,766,396
     Chongqing Changan Automobile Co. Ltd.                  Automobiles                        6,574,427         3,621,038
     CITIC Pacific Ltd. ..................            Industrial Conglomerates                 7,291,764        21,347,424
     Denway Motors Ltd. ..................                  Automobiles                       32,980,386        11,777,421
     Huadian Power International Corp.
       Ltd., H ...........................  Independent Power Producers & Energy Traders      31,816,000         9,007,406
     Lenovo Group Ltd. ...................            Computers & Peripherals                 10,172,689         3,010,891
     PetroChina Co. Ltd., H ..............          Oil, Gas & Consumable Fuels               54,105,000        40,034,713
     Shanghai Industrial Holdings Ltd. ...            Industrial Conglomerates                 7,645,000        14,904,644
     TCL International Holdings Inc. .....               Household Durables                   10,688,000         1,994,325
     Travelsky Technology Ltd., H ........                  IT Services                       10,016,000         8,506,869
                                                                                                           ----------------
                                                                                                               269,221,912
                                                                                                           ----------------
     CROATIA 0.8%
     Pliva D.D., GDR, Reg S ..............                Pharmaceuticals                      1,983,950        25,354,881
                                                                                                           ----------------
     GREECE 0.3%
     Coca-Cola Hellenic Bottling Co. SA ..                   Beverages                           198,960         5,402,217
     Titan Cement Co. ....................             Construction Materials                    140,920         4,351,477
                                                                                                           ----------------
                                                                                                                 9,753,694
                                                                                                           ----------------


                                                          Semiannual Report | 19

TEMPLETON DEVELOPING MARKETS TRUST

--------------------------------------------------------------------------------------------------------------------------
                                                              INDUSTRY                     SHARES/RIGHTS        VALUE
--------------------------------------------------------------------------------------------------------------------------
     COMMON STOCKS (CONT.)
     HONG KONG 2.6%
     Cathay Pacific Airways Ltd. .........                    Airlines                         1,518,000   $     2,764,138
     Cheung Kong Holdings Ltd. ...........                  Real Estate                        4,054,000        39,518,264
     Cheung Kong Infrastructure
       Holdings Ltd. .....................               Electric Utilities                    2,658,000         7,918,400
     Dairy Farm International Holdings Ltd.           Food & Staples Retailing                 4,628,754        12,775,361
     Guoco Group Ltd. ....................         Diversified Financial Services                343,931         3,540,730
     Hopewell Holdings Ltd. ..............         Transportation Infrastructure                 395,000         1,014,078
     MTR Corp. Ltd. ......................                  Road & Rail                        7,444,036        14,369,154
                                                                                                           ----------------
                                                                                                                81,900,125
                                                                                                           ----------------
     HUNGARY 2.2%
     Borsodchem RT .......................                   Chemicals                           174,198         1,941,745
     Gedeon Richter Ltd. .................                Pharmaceuticals                        137,088        20,167,408
     Magyar Telekom Ltd. .................     Diversified Telecommunication Services          6,751,150        28,844,424
     MOL Magyar Olaj-Es Gazipari RT ......          Oil, Gas & Consumable Fuels                  191,175        16,050,289
                                                                                                           ----------------
                                                                                                                67,003,866
                                                                                                           ----------------
     INDIA 3.4%
     Gail India Ltd. .....................                 Gas Utilities                       2,742,540        14,373,496
     Hindustan Lever Ltd. ................               Household Products                    7,784,500        29,293,713
     Hindustan Petroleum Corp. Ltd. ......          Oil, Gas & Consumable Fuels                4,239,900        29,891,417
     National Aluminum Co. Ltd. ..........                Metals & Mining                        345,500         1,110,209
     Oil & Natural Gas Corp. Ltd. ........          Oil, Gas & Consumable Fuels                  349,887         8,215,001
     Oil & Natural Gas Corp. Ltd., 144A ..          Oil, Gas & Consumable Fuels                   74,100         1,739,795
     Tata Motors Ltd. ....................                   Machinery                           436,000         4,262,721
     Tata Tea Ltd. .......................                 Food Products                       1,192,831        17,012,418
                                                                                                           ----------------
                                                                                                               105,898,770
                                                                                                           ----------------
     INDONESIA 0.1%
     PT Bank Danamon .....................                Commercial Banks                     6,057,500         3,134,260
                                                                                                           ----------------
     MALAYSIA 1.8%
     Kuala Lumpur Kepong Bhd. ............                 Food Products                       1,193,172         2,150,850
     Maxis Communications Bhd. ...........      Wireless Telecommunication Services            4,417,075        11,275,165
     Resorts World Bhd. ..................         Hotels, Restaurants & Leisure               7,606,700        19,016,750
     SIME Darby Bhd. .....................            Industrial Conglomerates                 6,545,100         9,989,889
     Tanjong PLC .........................         Hotels, Restaurants & Leisure                 832,100         2,868,555
     YTL Corp. Bhd. ......................                Multi-Utilities                      2,806,933         3,951,866
     YTL Power International Bhd. ........                Water Utilities                     11,114,688         5,849,836
                                                                                                           ----------------
                                                                                                                55,102,911
                                                                                                           ----------------
     MEXICO 4.4%
     Fomento Economico Mexicano SA de
       CV Femsa, ADR .....................                   Beverages                           673,410        40,115,034
     Grupo Bimbo SA de CV, A .............                 Food Products                       1,604,794         4,621,389
     Kimberly Clark de Mexico SA de CV, A                Household Products                   18,507,712        63,526,355
     Telefonos de Mexico SA de CV (Telmex),
       L, ADR ............................     Diversified Telecommunication Services          1,534,240        28,981,793
                                                                                                           ----------------
                                                                                                               137,244,571
                                                                                                           ----------------


20 | Semiannual Report

TEMPLETON DEVELOPING MARKETS TRUST

---------------------------------------------------------------------------------------------------------------------------
                                                              INDUSTRY                     SHARES/RIGHTS        VALUE
---------------------------------------------------------------------------------------------------------------------------
     COMMON STOCKS (CONT.)
     PANAMA 0.3%
     Banco Latinoamericano de Exportaciones
       SA, E .............................                Commercial Banks                       585,000   $    10,500,750
                                                                                                           ----------------
     PHILIPPINES 1.2%
     San Miguel Corp., B .................                   Beverages                        23,175,336        38,918,831
                                                                                                           ----------------
     POLAND 2.3%
     Polski Koncern Naftowy Orlen SA .....          Oil, Gas & Consumable Fuels                1,716,256        25,904,975
  (a)Prokom Software SA ..................                  IT Services                           17,104           501,989
     Telekomunikacja Polska SA ...........     Diversified Telecommunication Services          7,406,800        45,916,792
                                                                                                           ----------------
                                                                                                                72,323,756
                                                                                                           ----------------
     PORTUGAL 0.0%(b)
  (a)Jeronimo Martins SGPS SA ............            Food & Staples Retailing                    64,100           919,094
                                                                                                           ----------------
     RUSSIA 3.0%
     Lukoil Holdings, ADR ................          Oil, Gas & Consumable Fuels                  967,632        35,589,505
     Mining and Metallurgical Co. Norilsk
       Nickel ............................                Metals & Mining                        514,300        31,166,580
     Mobile Telesystems, ADR .............      Wireless Telecommunication Services              757,200        25,479,780
                                                                                                           ----------------
                                                                                                                92,235,865
                                                                                                           ----------------
     SINGAPORE 6.3%
     Comfortdelgro Corp. Ltd. ............                  Road & Rail                       17,355,000        17,393,080
     Fraser & Neave Ltd. .................            Industrial Conglomerates                 4,788,148        44,579,211
     Keppel Corp. Ltd. ...................            Industrial Conglomerates                 8,951,600        66,355,334
     Singapore Press Holdings Ltd. .......                     Media                           3,882,000         9,898,950
     Singapore Technologies
       Engineering Ltd. ..................              Aerospace & Defense                   12,085,000        17,343,118
     Singapore Telecommunications Ltd. ...     Diversified Telecommunication Services         24,294,214        39,906,881
                                                                                                           ----------------
                                                                                                               195,476,574
                                                                                                           ----------------
     SOUTH AFRICA 7.7%
     Anglo American PLC. .................                Metals & Mining                      3,291,593        77,494,115
     Nedabank Group Ltd. .................                Commercial Banks                     2,303,710        25,731,680
     Nedabank Group Ltd., 144A ...........                Commercial Banks                       273,791         3,058,155
     Old Mutual PLC ......................                   Insurance                        15,481,865        33,836,505
     Remgro Ltd. .........................         Diversified Financial Services              3,888,030        61,414,528
     SABMiller PLC .......................                   Beverages                           951,439        14,871,591
     Sappi Ltd. ..........................            Paper & Forest Products                  1,459,974        16,178,090
     Sasol Ltd. ..........................          Oil, Gas & Consumable Fuels                  273,088         7,413,560
     The Spar Group Ltd. .................            Food & Staples Retailing                   302,000         1,101,892
                                                                                                           ----------------
                                                                                                               241,100,116
                                                                                                           ----------------
     SOUTH KOREA 16.8%
     CJ Corp. ............................                 Food Products                         431,060        32,084,698
     Daelim Industrial Co. ...............           Construction & Engineering                   37,990         2,034,457
     Daewoo Shipbuilding & Marine
       Engineering Co. Ltd. ..............                   Machinery                         2,725,450        52,295,972
     Hana Bank ...........................                Commercial Banks                     1,263,930        33,843,268
     Hite Brewery Co. Ltd. ...............                   Beverages                           277,810        23,954,231


                                                          Semiannual Report | 21

TEMPLETON DEVELOPING MARKETS TRUST

---------------------------------------------------------------------------------------------------------------------------
                                                              INDUSTRY                     SHARES/RIGHTS        VALUE
---------------------------------------------------------------------------------------------------------------------------
     COMMON STOCKS (CONT.)
     SOUTH KOREA (CONT.)
     Hyundai Development Co. .............           Construction & Engineering                1,440,730   $    33,842,184
     Kangwon Land Inc. ...................         Hotels, Restaurants & Leisure               2,378,766        34,031,645
     Korea Gas Corp. .....................                 Gas Utilities                         387,860        11,116,529
  (a)LG Card Co. Ltd. ....................                Consumer Finance                       358,140        11,909,150
     LG Chem Ltd. ........................                   Chemicals                           607,140        22,184,526
  (a)LG Corp. ............................            Industrial Conglomerates                 1,282,000        32,592,170
     LG Electronics Inc. .................               Household Durables                      189,470        12,051,354
     LG Household & Health Care Ltd. .....               Household Products                      406,340        16,104,340
     LG Petrochemical Co. Ltd. ...........                   Chemicals                           357,320         8,738,711
     Samsung Electronics Co. Ltd. ........    Semiconductors & Semiconductor Equipment           257,160       122,800,425
     Samsung Fine Chemicals Co. Ltd. .....                   Chemicals                         1,017,790        21,054,332
     Samsung Heavy Industries Co. Ltd. ...                   Machinery                         2,785,220        25,334,867
     SK Corp. ............................          Oil, Gas & Consumable Fuels                  138,760         7,350,457
     SK Telecom Co. Ltd. .................      Wireless Telecommunication Services              117,800        20,724,601
                                                                                                           ----------------
                                                                                                               524,047,917
                                                                                                           ----------------
     SWEDEN 0.7%
     Oriflame Cosmetics, IDR .............               Personal Products                       999,900        22,774,725
                                                                                                           ----------------
     TAIWAN 13.6%
     Acer Inc. ...........................            Computers & Peripherals                  6,857,098        13,530,186
     Benq Corp. ..........................            Computers & Peripherals                  6,979,000         6,764,177
     Chunghwa Telecom Co. Ltd. ...........     Diversified Telecommunication Services         12,259,000        24,846,971
     D-Link Corp. ........................            Communications Equipment                21,475,358        25,289,056
     Delta Electronics Inc. ..............       Electronic Equipment & Instruments           10,867,421        16,862,944
     Elan Microelectronics Corp. .........    Semiconductors & Semiconductor Equipment        10,464,834         5,335,661
     Giant Manufacturing Co. .............          Leisure Equipment & Products                 190,000           306,519
     Kinpo Electronics Inc. ..............               Office Electronics                    4,053,280         1,945,063
     Lite-On Technology Corp. ............            Computers & Peripherals                 25,787,900        29,634,714
     MediaTek Inc. .......................    Semiconductors & Semiconductor Equipment         4,010,000        34,751,223
     Mega Financial Holdings Co. Ltd. ....                Commercial Banks                    60,711,308        39,963,087
     Premier Image Technology Corp. ......          Leisure Equipment & Products              16,122,000        18,272,448
     President Chain Store Corp. .........            Food & Staples Retailing                10,528,164        20,740,566
     Realtek Semiconductor Corp. .........    Semiconductors & Semiconductor Equipment         7,068,000         7,709,531
     Siliconware Precision
       Industries Co. Ltd. ...............    Semiconductors & Semiconductor Equipment        13,080,000        12,883,852
     Sunplus Technology Co. Ltd. .........    Semiconductors & Semiconductor Equipment        17,662,010        24,869,002
     Synnex Technology International Corp.       Electronic Equipment & Instruments            6,856,400         9,978,849
     Taiwan Mobile Co. Ltd. ..............      Wireless Telecommunication Services           51,964,106        53,481,605
     Taiwan Semiconductor
       Manufacturing Co. .................    Semiconductors & Semiconductor Equipment        21,039,841        36,599,692
     UNI-President Enterprises Corp. .....                 Food Products                      61,415,790        28,890,143
     Yuanta Core Pacific Securities Co. ..                Capital Markets                     16,483,486        12,177,224
                                                                                                           ----------------
                                                                                                               424,832,513
                                                                                                           ----------------
     THAILAND 2.3%
     BEC World Public Co. Ltd., fgn. .....                     Media                          13,830,400         3,882,218
     Kasikornbank Public Co. Ltd., fgn. ..                Commercial Banks                    14,705,100        20,282,896
     Land and House Public Co. Ltd., fgn.                Household Durables                   20,733,800         3,512,077


22 | Semiannual Report

TEMPLETON DEVELOPING MARKETS TRUST

------------------------------------------------------------------------------------------------------------------------------------
                                                                        INDUSTRY                    SHARES/RIGHTS         VALUE
------------------------------------------------------------------------------------------------------------------------------------
               COMMON STOCKS (CONT.)
               THAILAND (CONT.)
               Shin Corp. Public Co. Ltd., fgn. ....      Wireless Telecommunication Services           7,626,590   $     6,920,681
               Siam Cement Public Co. Ltd., fgn. ...             Construction Materials                 2,093,878        12,261,790
               Siam Commercial Bank Public Co. Ltd.,
                 fgn. ..............................                Commercial Banks                    5,432,000         6,177,955
               Siam Makro Public Co. Ltd., fgn. ....            Food & Staples Retailing                1,202,100         1,788,969
               Thai Airways International
                 Public Co. Ltd., fgn. .............                    Airlines                        2,916,200         2,977,947
            (a)TMB Bank Public Co. Ltd., fgn. ......                Commercial Banks                  138,549,400        13,745,978
            (a)True Corp. Public Co. Ltd., rts.,
                 3/28/08 ...........................     Diversified Telecommunication Services         2,258,595                --
                                                                                                                    ----------------
                                                                                                                         71,550,511
                                                                                                                    ----------------
               TURKEY 2.9%
               Arcelik AS, Br. .....................               Household Durables                   4,722,447        28,217,553
               Migros Turk TAS .....................            Food & Staples Retailing                2,914,532        22,781,761
               Tupras-Turkiye Petrol Rafineleri AS .          Oil, Gas & Consumable Fuels               1,973,540        28,331,164
               Turkiye Is Bankasi AS, C ............                Commercial Banks                    1,923,722        11,277,739
                                                                                                                    ----------------
                                                                                                                         90,608,217
                                                                                                                    ----------------
               UNITED KINGDOM 1.5%
               HSBC Holdings PLC ...................                Commercial Banks                    2,063,136        33,187,103
               Provident Financial PLC .............                Consumer Finance                    1,005,420        12,932,258
                                                                                                                    ----------------
                                                                                                                         46,119,361
                                                                                                                    ----------------
               TOTAL COMMON STOCKS
                 (COST $2,020,213,931)..............                                                                  2,724,523,931
                                                                                                                    ----------------
               DIRECT EQUITY INVESTMENTS 0.3%
               HONG KONG 0.1%
(a),(c),(d),(e)Mayfair Hanoi Ltd., 30% equity owned
                 through HEA Holdings Ltd., a wholly
                 owned investment ..................                  Real Estate                                         4,379,795
                                                                                                                    ----------------
               SINGAPORE 0.2%
(a),(c),(d),(e)Indotel Ltd. ........................         Hotels, Restaurants & Leisure                900,000         5,155,686
                                                                                                                    ----------------
               TOTAL DIRECT EQUITY INVESTMENTS
                 (COST $13,602,155).................                                                                      9,535,481
                                                                                                                    ----------------
               PREFERRED STOCKS 4.5%
               BRAZIL 4.5%
               Banco Bradesco SA, ADR, pfd. ........                Commercial Banks                    1,342,799        47,521,656
               Cia de Bebidas das Americas (AmBev),
                 ADR, pfd. .........................                   Beverages                          720,400        22,260,360
               Cia Vale do Rio Doce, A, ADR, pfd. ..                Metals & Mining                       646,250        16,414,750
               Petroleo Brasileiro SA, ADR, pfd. ...          Oil, Gas & Consumable Fuels                 997,541        45,926,788
               Suzano Bahia Sul Papel e Celulose SA,
                 pfd., A ...........................            Paper & Forest Products                 1,801,913         7,490,275
                                                                                                                    ----------------
               TOTAL PREFERRED STOCKS
                 (COST $81,987,470).................                                                                    139,613,829
                                                                                                                    ----------------


                                                          Semiannual Report | 23

TEMPLETON DEVELOPING MARKETS TRUST

---------------------------------------------------------------------------------------------------------------------------
                                                                                        PRINCIPAL AMOUNT        VALUE
---------------------------------------------------------------------------------------------------------------------------
     SHORT TERM INVESTMENTS (COST $250,203,148) 8.0%
     UNITED STATES 8.0%
  (f)U.S. Treasury Bills, 7/07/05 - 9/29/05 ........                                   $     251,090,000   $   250,193,089
                                                                                                           ----------------
     TOTAL INVESTMENTS (COST $2,366,006,704) 100.1%                                                          3,123,866,330
     OTHER ASSETS, LESS LIABILITIES (0.1)% .........                                                            (4,046,622)
                                                                                                           ----------------
     NET ASSETS 100.0%..............................                                                       $ 3,119,819,708
                                                                                                           ================

SELECTED PORTFOLIO ABBREVIATIONS:

ADR - American Depository Receipt
GDR - Global Depository Receipt
IDR - International Depository Receipt
PLC - Public Limited Co.

(a)   Non-income producing.

(b)   Rounds to less than 0.05% of net assets.

(c)   See Note 10 regarding other considerations.

(d)   See Note 9 regarding holdings of 5% voting securities.

(e)   See Note 8 regarding restricted and illiquid securities.

(f) A portion or all of the security is traded on a discount basis with no stated coupon rate.


24 | See notes to financial statements. | Semiannual Report

TEMPLETON DEVELOPING MARKETS TRUST

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2005 (unaudited)

Assets:
 Investments in securities:
  Cost - Unaffiliated issuers .......................................................   $  2,352,404,549
  Cost - Non-controlled affiliated issuers (Note 9) .................................         13,602,155
                                                                                        -----------------
  Total cost of investments .........................................................   $  2,366,006,704
                                                                                        =================
  Value - Unaffiliated issuers ......................................................   $  3,114,330,849
  Value - Non-controlled affiliated issuers (Note 9) ................................          9,535,481
                                                                                        -----------------
  Total value of investments ........................................................      3,123,866,330
 Cash ...............................................................................            581,537
 Foreign currency, at value (cost $4,710,286) .......................................          4,701,990
 Receivables:
  Investment securities sold ........................................................          6,340,566
  Capital shares sold ...............................................................          8,011,430
  Dividends .........................................................................          6,024,737
  Foreign income tax ................................................................          1,207,703
                                                                                        -----------------
      Total assets ..................................................................      3,150,734,293
                                                                                        -----------------
Liabilities:
 Payables:
  Investment securities purchased ...................................................         18,672,736
  Capital shares redeemed ...........................................................          5,437,461
  Affiliates ........................................................................          5,662,376
 Deferred taxes .....................................................................            407,986
 Other liabilities ..................................................................            734,026
                                                                                        -----------------
      Total liabilities .............................................................         30,914,585
                                                                                        -----------------
        Net assets, at value ........................................................   $  3,119,819,708
                                                                                        =================
Net assets consist of:
 Distributions in excess of net investment income ...................................   $    (20,675,970)
 Net unrealized appreciation (depreciation) .........................................        757,566,997
 Accumulated net realized gain (loss) ...............................................       (485,813,498)
 Paid-in capital ....................................................................      2,868,742,179
                                                                                        -----------------
        Net assets, at value.........................................................   $  3,119,819,708
                                                                                        =================


                     Semiannual Report | See notes to financial statements. | 25

TEMPLETON DEVELOPING MARKETS TRUST

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)
June 30, 2005 (unaudited)

CLASS A:
 Net assets, at value ...............................................................   $  2,588,764,170
                                                                                        =================
 Shares outstanding .................................................................        132,424,110
                                                                                        =================
 Net asset value per share(a) .......................................................   $          19.55
                                                                                        =================
 Maximum offering price per share (net asset value per share / 94.25%)...............   $          20.74
                                                                                        =================
CLASS B:
 Net assets, at value ...............................................................   $     38,373,440
                                                                                        =================
 Shares outstanding .................................................................          2,000,843
                                                                                        =================
 Net asset value and maximum offering price per share(a) ............................   $          19.18
                                                                                        =================
CLASS C:
 Net assets, at value ...............................................................   $    276,491,912
                                                                                        =================
 Shares outstanding .................................................................         14,429,156
                                                                                        =================
 Net asset value and maximum offering price per share(a) ............................   $          19.16
                                                                                        =================
CLASS R:
 Net assets, at value ...............................................................   $      7,784,740
                                                                                        =================
 Shares outstanding .................................................................            401,760
                                                                                        =================
 Net asset value and maximum offering price per share(a) ............................   $          19.38
                                                                                        =================
ADVISOR CLASS:
 Net assets, at value ...............................................................   $    208,405,446
                                                                                        =================
 Shares outstanding .................................................................         10,656,484
                                                                                        =================
 Net asset value and maximum offering price per share(a) ............................   $          19.56
                                                                                        =================

(a) Redemption price is equal to net asset value less contingent deferred sales charges, if applicable, and redemption fees retained by the Fund.


26 | See notes to financial statements. | Semiannual Report

TEMPLETON DEVELOPING MARKETS TRUST

STATEMENT OF OPERATIONS
for the six months ended June 30, 2005 (unaudited)

Investment income:
 Dividends (net of foreign taxes of $5,230,501) .....................................   $     52,389,715
 Interest ...........................................................................          1,647,180
 Other income (Note 11) .............................................................            350,106
                                                                                        -----------------
      Total investment income .......................................................         54,387,001
                                                                                        -----------------
Expenses:
 Management fees (Note 3a) ..........................................................         17,720,089
 Administrative fees (Note 3b) ......................................................          1,377,146
 Distribution fees (Note 3c)
  Class A ...........................................................................          4,169,278
  Class B ...........................................................................            185,920
  Class C ...........................................................................          1,308,475
  Class R ...........................................................................             15,599
 Transfer agent fees (Note 3e) ......................................................          2,703,650
 Custodian fees (Note 4) ............................................................          1,562,761
 Reports to shareholders ............................................................            196,000
 Registration and filing fees .......................................................             68,700
 Professional fees ..................................................................             93,683
 Trustees' fees and expenses ........................................................             59,650
 Other ..............................................................................             36,150
                                                                                        -----------------
      Total expenses ................................................................         29,497,101
      Expense reductions (Note 4) ...................................................               (168)
                                                                                        -----------------
       Net expenses .................................................................         29,496,933
                                                                                        -----------------
        Net investment income .......................................................         24,890,068
                                                                                        -----------------
Realized and unrealized gains (losses):
 Net realized gain (loss) from:
  Investments .......................................................................        228,898,413
  Foreign currency transactions .....................................................           (194,587)
                                                                                        -----------------
      Net realized gain (loss) ......................................................        228,703,826
                                                                                        -----------------
 Net change in unrealized appreciation (depreciation) on:
  Investments .......................................................................        (76,318,236)
  Translation of assets and liabilities denominated in foreign currencies ...........            (22,774)
 Change in deferred taxes on unrealized appreciation ................................            798,121
                                                                                        -----------------
      Net change in unrealized appreciation (depreciation) ..........................        (75,542,889)
                                                                                        -----------------
Net realized and unrealized gain (loss) .............................................        153,160,937
                                                                                        -----------------
Net increase (decrease) in net assets resulting from operations .....................   $    178,051,005
                                                                                        =================


                     Semiannual Report | See notes to financial statements. | 27

TEMPLETON DEVELOPING MARKETS TRUST

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                        --------------------------------------
                                                                                        SIX MONTHS ENDED
                                                                                         JUNE 30, 2005         YEAR ENDED
                                                                                          (UNAUDITED)       DECEMBER 31, 2004
                                                                                        --------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income .............................................................   $     24,890,068    $      26,154,444
  Net realized gain (loss) from investments and foreign currency transactions .......        228,703,826          251,004,438
  Net change in unrealized appreciation (depreciation) on investments, translation of
   assets and liabilities denominated in foreign currencies, and deferred taxes .....        (75,542,889)         275,881,239
                                                                                        --------------------------------------
      Net increase (decrease) in net assets resulting from operations ...............        178,051,005          553,040,121
                                                                                        --------------------------------------
 Distributions to shareholders from:
  Net investment income:
   Class A ..........................................................................        (19,486,077)         (33,108,845)
   Class B ..........................................................................           (318,528)            (315,700)
   Class C ..........................................................................         (2,184,591)          (2,240,910)
   Class R ..........................................................................            (50,172)             (52,130)
   Advisor Class ....................................................................         (1,636,168)          (3,739,371)
                                                                                        --------------------------------------
 Total distributions to shareholders ................................................        (23,675,536)         (39,456,956)
                                                                                        --------------------------------------
 Capital share transactions: (Note 2)
   Class A ..........................................................................        155,654,820           15,356,458
   Class B ..........................................................................           (487,246)           4,313,113
   Class C ..........................................................................          4,947,898              994,363
   Class R ..........................................................................          2,244,957            2,717,669
   Advisor Class ....................................................................         (1,994,363)         (45,241,326)
                                                                                        --------------------------------------
 Total capital share transactions ...................................................        160,366,066          (21,859,723)
                                                                                        --------------------------------------

 Redemption fees ....................................................................             24,990               61,365
                                                                                        --------------------------------------
      Net increase (decrease) in net assets .........................................        314,766,525          491,784,807
Net assets:
 Beginning of period ................................................................      2,805,053,183        2,313,268,376
                                                                                        --------------------------------------
 End of period ......................................................................   $  3,119,819,708    $   2,805,053,183
                                                                                        ======================================
Distributions in excess of net investment income included in net assets:
 End of period ......................................................................   $    (20,675,970)   $     (21,890,502)
                                                                                        ======================================


28 | See notes to financial statements. | Semiannual Report

TEMPLETON DEVELOPING MARKETS TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Templeton Developing Markets Trust (the Fund) is registered under the Investment Company Act of 1940 as a diversified, open-end investment company.

The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market.

Government securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Fund's pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, option adjusted spread models, prepayment projections, interest rate spreads and yield curves, to determine current value.

Foreign securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined.

The Fund has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Some methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fund values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Fund's Board of Trustees.


                                                          Semiannual Report | 29

TEMPLETON DEVELOPING MARKETS TRUST

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

B. FOREIGN CURRENCY TRANSLATION

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Fund's Board of Trustees.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

C. FOREIGN CURRENCY CONTRACTS

When the Fund purchases or sells foreign securities it may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed upon exchange rate on a specified date. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations.

The risks of these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the possible inability of the counterparties to fulfill their obligations under the contracts.

D. INCOME AND DEFERRED TAXES

No provision has been made for U.S. income taxes because the Fund's policy is to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income. Fund distributions to shareholders are determined on an income tax basis and may differ from net investment income and realized gains for financial reporting purposes.


30 | Semiannual Report

TEMPLETON DEVELOPING MARKETS TRUST

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

D. INCOME AND DEFERRED TAXES (CONTINUED)

The Fund is subject to a tax imposed on net realized gains of securities of certain foreign countries. The Fund records an estimated deferred tax liability for net unrealized gains on these securities in an amount that would be payable if the securities were disposed of on the valuation date.

E. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

F. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

G. REDEMPTION FEES

Redemptions and exchanges of Fund shares held five trading days or less (30 days or less prior to June 1, 2004 and 90 days or less prior to January 1, 2004) may be subject to the Fund's redemption fee, which is 2% of the amount redeemed. Such fees are retained by the Fund and accounted for as additional paid-in capital.

H. GUARANTEES AND INDEMNIFICATIONS

Under the Fund's organizational documents, its officers and trustees are indemnified by the Fund against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.


                                                          Semiannual Report | 31

TEMPLETON DEVELOPING MARKETS TRUST

2. SHARES OF BENEFICIAL INTEREST

The Fund offers five classes of shares: Class A, Class B, Class C, Class R and Advisor Class. Effective March 1, 2005, Class B shares are only offered to existing Class B shareholders in the form of reinvested distributions and certain exchanges from other Franklin Templeton Class B shares. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

At June 30, 2005, there were an unlimited number of shares authorized ($0.01 par value). Transactions in the Fund's shares were as follows:

                                   ---------------------------------------------------------------
                                         SIX MONTHS ENDED                     YEAR ENDED
                                          JUNE 30, 2005                    DECEMBER 31, 2004
                                   ---------------------------------------------------------------
                                     SHARES          AMOUNT            SHARES          AMOUNT
                                   ---------------------------------------------------------------
CLASS A SHARES:
 Shares sold .................      26,335,153    $ 499,616,362       54,386,792    $ 864,979,010
 Shares issued in reinvestment
  of distributions ...........         854,229       16,879,595        1,727,121       28,781,307
 Shares redeemed .............     (19,180,898)    (360,841,137)     (56,970,066)    (878,403,859)
                                   ---------------------------------------------------------------
 Net increase (decrease) .....       8,008,484    $ 155,654,820         (856,153)   $  15,356,458
                                   ===============================================================
CLASS B SHARES:
 Shares sold .................         178,053    $   3,304,913          618,760    $   9,770,977
 Shares issued in reinvestment
  of distributions ...........          14,837          288,279           18,114          291,562
 Shares redeemed .............        (220,325)      (4,080,438)        (376,813)      (5,749,426)
                                   ---------------------------------------------------------------
 Net increase (decrease) .....         (27,435)   $    (487,246)         260,061    $   4,313,113
                                   ===============================================================
CLASS C SHARES:
 Shares sold .................       1,614,207    $  30,041,760        2,969,639    $  46,493,499
 Shares issued in reinvestment
  of distributions ...........          92,359        1,792,699          118,864        1,900,231
 Shares redeemed .............      (1,454,881)     (26,886,561)      (3,081,786)     (47,399,367)
                                   ---------------------------------------------------------------
 Net increase (decrease) .....         251,685    $   4,947,898            6,717    $     994,363
                                   ===============================================================
CLASS R SHARES:
 Shares sold .................         183,469    $   3,447,333          230,036    $   3,659,861
 Shares issued in reinvestment
  of distributions ...........           2,522           49,437            3,101           51,961
 Shares redeemed .............         (68,037)      (1,251,813)         (62,944)        (994,153)
                                   ---------------------------------------------------------------
 Net increase (decrease) .....         117,954    $   2,244,957          170,193    $   2,717,669
                                   ===============================================================
ADVISOR CLASS SHARES:
 Shares sold .................       1,025,102    $  19,398,545        1,555,426    $  24,799,500
 Shares issued in reinvestment
  of distributions ...........          57,224        1,130,115          140,492        2,357,106
 Shares redeemed .............      (1,184,828)     (22,523,023)      (4,577,426)     (72,397,932)
                                   ---------------------------------------------------------------
 Net increase (decrease) .....        (102,502)   $  (1,994,363)      (2,881,508)   $ (45,241,326)
                                   ===============================================================


32 | Semiannual Report

TEMPLETON DEVELOPING MARKETS TRUST

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:

----------------------------------------------------------------------------------------------
  SUBSIDIARY                                                           AFFILIATION
----------------------------------------------------------------------------------------------
  Templeton Asset Management Ltd. (TAML)                               Investment manager
  Franklin Templeton Services LLC (FT Services)                        Administrative manager
  Franklin Templeton Distributors Inc. (Distributors)                  Principal underwriter
  Franklin Templeton Investor Services LLC (Investor Services)         Transfer agent

A. MANAGEMENT FEES

The Fund pays an investment management fee to TAML based on the Fund's average daily net assets as follows:

--------------------------------------------------------------------------------
  ANNUALIZED FEE RATE       NET ASSETS
--------------------------------------------------------------------------------
        1.250%              Up to and including $1 billion
        1.200%              Over $1 billion, up to and including $5 billion
        1.150%              Over $5 billion, up to and including $10 billion
        1.100%              Over $10 billion, up to and including $15 billion
        1.050%              Over $15 billion, up to and including $20 billion
        1.000%              In excess of $20 billion

B. ADMINISTRATIVE FEES

The Fund pays an administrative fee to FT Services based on the Fund's average daily net assets as follows:

--------------------------------------------------------------------------------
  ANNUALIZED FEE RATE       NET ASSETS
--------------------------------------------------------------------------------
        0.150%              Up to and including $200 million
        0.135%              Over $200 million, up to and including $700 million
        0.100%              Over $700 million, up to and including $1.2 billion
        0.075%              In excess of $1.2 billion

C. DISTRIBUTION FEES

The Fund reimburses Distributors up to 0.35%, 1.00%, 1.00%, and 0.50% per year of the average daily net assets of Class A, Class B, Class C, and Class R, respectively, for costs incurred in marketing the Fund's shares under a Rule 12b-1 plan.

Under the Class A distribution plan, costs exceeding the maximum for the current plan year may be reimbursed in subsequent periods. At June 30, 2005, Distributors advised the Fund that unreimbursed costs were $1,547,229.


                                                          Semiannual Report | 33

TEMPLETON DEVELOPING MARKETS TRUST

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

D. SALES CHARGES/UNDERWRITING AGREEMENTS

Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the period:

Net sales charges received.........................      $    186,899
Contingent deferred sales charges retained.........      $     66,250

E. TRANSFER AGENT FEES

The Fund paid transfer agent fees of $2,703,650, of which $1,686,309 was retained by Investor Services.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the period ended June 30, 2005, the custodian fees were reduced as noted in the Statement of Operations.

5. INCOME TAXES

At December 31, 2004, the Fund had tax basis capital losses which may be carried over to offset future capital gains. Such losses expire as follows:

Capital loss carryovers expiring in:
 2007 .............................................      $217,795,285
 2008 .............................................        36,476,765
 2009 .............................................       313,161,808
 2010 .............................................       141,181,639
                                                         -------------
                                                         $708,615,497
                                                         =============

At December 31, 2004, the Fund had deferred currency losses occurring subsequent to October 31, 2004 of $391,998. For tax purposes, such losses will be reflected in the year ending December 31, 2005.

Net investment income (loss) differs for financial statement and tax purposes primarily due to differing treatments of foreign currency transactions, passive foreign investment company shares and foreign taxes paid on net realized gains.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of wash sales, foreign currency transactions, passive foreign investment company shares and foreign taxes paid on net realized gains.


34 | Semiannual Report

TEMPLETON DEVELOPING MARKETS TRUST

5. INCOME TAXES (CONTINUED)

At June 30, 2005, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments ...............................      $ 2,415,630,037
                                                         ================
Unrealized appreciation ...........................      $   743,198,095
Unrealized depreciation ...........................          (34,961,802)
                                                         ----------------
Net unrealized appreciation (depreciation) ........      $   708,236,293
                                                         ================

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short-term securities) for the period ended June 30, 2005 aggregated $569,967,226 and $644,922,398, respectively.

7. CREDIT RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values, changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

8. RESTRICTED AND ILLIQUID SECURITIES

At June 30, 2005, investments in securities included issues that are restricted and illiquid. Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration under the Securities Act of 1933, unless the sale is pursuant to an exemption under the 1933 Act. The Fund has registration rights for all restricted securities held at period end. The issuer generally incurs all registration costs.

A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. At June 30, 2005, the Fund held investments in restricted and illiquid securities, valued in accordance with procedures approved by the Fund's Board of Trustees as reflecting fair value, as follows:

-------------------------------------------------------------------------------------------------
                                                        ACQUISITION
  SHARES        ISSUER                                     DATE          COST           VALUE
-------------------------------------------------------------------------------------------------
     900,000    Indotel Ltd. ..........................    11/22/96   $9,154,569      $5,155,686
                Mayfair Hanoi, Ltd., 30% equity
                 owned through HEA Holdings Ltd. ......    10/31/96    4,447,586       4,379,795
                                                                                      -----------
                    TOTAL RESTRICTED SECURITIES  (0.31% of Net Assets)                $9,535,481
                                                                                      -----------


                                                          Semiannual Report | 35

TEMPLETON DEVELOPING MARKETS TRUST

9. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The Investment Company Act of 1940 defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Investments in "affiliated companies" for the Fund at June 30, 2005 were as shown below.

------------------------------------------------------------------------------------------------------------------------------------
                        NUMBER OF SHARES                               NUMBER OF SHARES      VALUE AT                      REALIZED
                        HELD AT BEGINNING      GROSS        GROSS        HELD AT END          END OF      INVESTMENT       CAPITAL
NAME OF ISSUER               OF YEAR         ADDITIONS    REDUCTIONS      OF PERIOD           PERIOD        INCOME       GAIN (LOSS)
------------------------------------------------------------------------------------------------------------------------------------
Indotel Ltd. ..........           900,000           --            --            900,000    $5,155,686     $       --     $       --
Mayfair Hanoi, Ltd.,
 30% equity
 owned through
 HEA Holdings Ltd. ....                --           --            --                 --     4,379,795             --             --
                                                                                           -----------------------------------------
                   TOTAL AFFILIATED SECURITIES  (0.31% of Net Assets)                      $9,535,481     $       --     $       --
                                                                                           -----------------------------------------

10. OTHER CONSIDERATIONS

Directors or employees of TAML, as the Fund's Investment Manager, may serve as members on the board of directors of certain companies in which the Fund invests and/or may represent the Fund in certain corporate restructuring negotiations. At June 30, 2005, such individuals serve in one or more of these capacities for HEA Holdings Ltd., Indotel Ltd., and Mayfair Hanoi Ltd. As a result of this involvement, such individuals may be in possession of certain material non-public information which, pursuant to the Fund's policies and the requirements of the federal securities laws, could prevent the Fund from trading in the securities of such companies for limited or extended periods of time.

11. REGULATORY MATTERS

INVESTIGATIONS AND SETTLEMENTS

As part of various investigations by a number of federal, state, and foreign regulators and governmental entities, including the Securities and Exchange Commission ("SEC"), the California Attorney General's Office ("CAGO"), and the National Association of Securities Dealers, Inc. ("NASD"), relating to certain practices in the mutual fund industry, including late trading, market timing and marketing support payments to securities dealers who sell fund shares, Franklin Resources, Inc. and certain of its subsidiaries (as used in this section, together, the "Company"), as well as certain current or former executives and employees of the Company, provided documents and information in response to subpoenas and/or requests for documents, information and/or testimony. Beginning in August 2004, the Company entered into settlements with certain of the regulators and a governmental entity investigating the mutual fund industry practices noted above. The Company believes that settlement of each of the matters is in the best interest of the Company and shareholders of the Franklin, Templeton, and Mutual Series mutual funds (the "funds").


36 | Semiannual Report

TEMPLETON DEVELOPING MARKETS TRUST

11. REGULATORY MATTERS (CONTINUED)

INVESTIGATIONS AND SETTLEMENTS (CONTINUED)

Two of the settlement agreements, those with the SEC and the CAGO concerning marketing support payments, provide that the distribution of settlement monies are to be made to the relevant funds, not to individual shareholders. The CAGO has approved the distribution plan pertaining to the distribution of the monies owed under the CAGO settlement agreement and, in accordance with the terms and conditions of that settlement, the monies were disbursed to the participating funds and are recorded as other income in the current period. The SEC has not yet approved the distribution plan pertaining to the SEC settlement. When approved, disbursements of settlement monies under the SEC's settlement will be made promptly in accordance with the terms and conditions of that order.

OTHER LEGAL PROCEEDINGS

On April 12, 2005, the Attorney General of West Virginia filed a complaint in the Circuit Court of Marshall County, West Virginia against a number of companies engaged in the mutual fund industry, including Franklin Resources, Inc. and its subsidiary, Franklin Advisers, Inc., and certain other parties alleging violations of the West Virginia Consumer Credit and Protection Act and seeking, among other things, civil penalties and attorneys' fees and costs. Defendants have since removed the matter to the United States District Court for the Northern District of West Virginia. To the extent applicable to the Company, the complaint arises from activity that occurred in 2001 and duplicates, in whole or in part, the allegations asserted in the February 4, 2004 Massachusetts Administrative Complaint concerning one instance of market timing (the "Administrative Complaint") and the SEC's findings regarding market timing in its August 2, 2004 Order (the "SEC Order"), both of which matters were previously reported.

The Company, in addition to certain Franklin, Templeton, and Mutual Series mutual funds, and certain current and former officers, employees, and directors, have been named in multiple lawsuits in different courts alleging violations of various federal securities laws and seeking, among other relief, monetary damages, restitution, removal of fund trustees, directors, advisers, administrators, and distributors, rescission of management contracts and 12b-1 plans, and/or attorneys' fees and costs. Specifically, the lawsuits claim breach of duty with respect to alleged arrangements to permit market timing and/or late trading activity, or breach of duty with respect to the valuation of the portfolio securities of certain Templeton funds managed by Franklin Resources, Inc. subsidiaries, resulting in alleged market timing activity. The majority of these lawsuits duplicate, in whole or in part, the allegations asserted in the Administrative Complaint and the SEC's findings regarding market timing in the SEC Order. The lawsuits are styled as class actions, or derivative actions on behalf of either the named funds or Franklin Resources, Inc.


                                                          Semiannual Report | 37

TEMPLETON DEVELOPING MARKETS TRUST

11. REGULATORY MATTERS (CONTINUED)

OTHER LEGAL PROCEEDINGS (CONTINUED)

The Company, in addition to certain Franklin, Templeton, and Mutual Series mutual funds, and certain current and former officers, employees, and directors, have been named in multiple lawsuits alleging violations of various securities laws and pendent state law claims relating to the disclosure of marketing support payments and/or payment of allegedly excessive commissions and/or advisory or distribution fees, and seeking, among other relief, monetary damages, restitution, rescission of advisory contracts, including recovery of all fees paid pursuant to those contracts, an accounting of all monies paid to the named advisers, declaratory relief, injunctive relief, and/or attorneys' fees and costs. These lawsuits are styled as class actions or derivative actions brought on behalf of the named funds.

The Company and fund management strongly believe that the claims made in each of the lawsuits described above are without merit and intends to defend against them vigorously. The Company cannot predict with certainty the eventual outcome of these lawsuits, nor whether they will have a material negative impact on the Company. Public trust and confidence are critical to the Company's business and any material loss of investor and/or client confidence could result in a significant decline in assets under management by the Company, which would have an adverse effect on future financial results. If it is determined that the Company bears responsibility for any unlawful or inappropriate conduct that caused losses to the Fund, it is committed to making the Fund or its shareholders whole, as appropriate. The Company is committed to taking all appropriate actions to protect the interests of its funds' shareholders.


38 | Semiannual Report

TEMPLETON DEVELOPING MARKETS TRUST

SHAREHOLDER INFORMATION

BOARD REVIEW OF INVESTMENT ADVISORY CONTRACT

At a meeting held March 1, 2005, the Board of Trustees ("Board"), including a majority of non-interested or independent Trustees, approved renewal of the investment advisory contract for the Fund. In reaching this decision, the Board took into account information furnished throughout the year at regular Board meetings, as well as information prepared specifically in connection with the annual renewal review process. Information furnished and discussed throughout the year included investment performance reports and related financial information for the Fund, as well as periodic reports on shareholder services, legal compliance, pricing, brokerage commissions and execution and other services provided by the Investment Manager ("Manager") and its affiliates. Information furnished specifically in connection with the renewal process included a report for the Fund prepared by Lipper Financial Services ("Lipper"), an independent organization, as well as a Fund profitability analysis report prepared by management. The Lipper report compared the Fund's investment performance and expenses with those of other mutual funds deemed comparable to the Fund as selected by Lipper. The Fund profitability analysis report discussed the profitability to Franklin Templeton Investments from its overall U.S. fund operations, as well as on an individual fund-by-fund basis. Included with such profitability analysis report was information on a fund-by-fund basis listing portfolio managers and other accounts they manage, as well as information on management fees charged by the Manager including management's explanation of differences where relevant, and a three-year expense analysis with an explanation for any increase in expense ratios. Additional information accompanying such report was a memorandum prepared by management describing enhancements to the services provided to the Fund by the Franklin Templeton Investments organization, as well as a memorandum relating to economies of scale.

In considering such materials, the independent Trustees received assistance and advice from and met separately with independent counsel. In approving continuance of the investment advisory contract for the Fund, the Board, including a majority of independent Trustees, determined that the existing management fee structure was fair and reasonable and that continuance of the investment advisory contract was in the best interests of the Fund and its shareholders. While attention was given to all information furnished, the following discusses the primary factors relevant to the Board's decision.

NATURE, EXTENT AND QUALITY OF SERVICES. The Board was satisfied with the nature and quality of the overall services provided by the Manager and its affiliates to the Fund and its shareholders. In addition to investment performance and expenses of the Fund discussed later, the Board's opinion was based, in part, upon periodic reports furnished them showing that the investment policies and restrictions for the Fund were consistently complied with as well as other reports periodically furnished the Board covering matters such as the compliance of portfolio managers and other management personnel with the code of ethics adopted throughout the Franklin Templeton fund complex, the adherence to fair value pricing procedures established by the Board, and the accuracy of net asset value calculations. The Board also noted the extent of benefits provided Fund shareholders from being part of the Franklin Templeton family of funds, including the


                                                          Semiannual Report | 39

TEMPLETON DEVELOPING MARKETS TRUST

BOARD REVIEW OF INVESTMENT ADVISORY CONTRACT (CONTINUED)

right to exchange investments between the same class of funds without a sales charge, the ability to reinvest Fund dividends into other funds and the right to combine holdings in other funds to obtain a reduced sales charge. Favorable consideration was given to management's efforts and expenditures in establishing back-up systems and recovery procedures to function in the event of a natural disaster, it being noted by the Board that such systems and procedures had functioned smoothly during the hurricanes and blackout experienced last year in Florida. Other factors taken into account by the Board were the Manager's best execution trading policies, including a favorable third-party report on portfolio execution, as well as the compliance procedures and qualifications of the Chief Compliance Officer established in accordance with recently adopted SEC requirements. Consideration was also given to the experience of the Fund's portfolio management team, the number of accounts managed and general method of compensation. In this latter respect, the Board noted that a primary factor in management's determination of the amount of a portfolio manager's bonus compensation was the relative investment performance of the funds he or she managed so as to be aligned with the interests of Fund shareholders. The Board also took into account the transfer agent and shareholder services provided Fund shareholders by an affiliate of the Manager, noting continuing expenditures by management to increase and improve the scope of such services, periodic favorable reports on such services conducted by third parties such as Dalbar, and the firsthand experience of the individual Trustees who deal with the shareholder services department in their capacities as shareholders in one or more of the various Franklin Templeton funds.

INVESTMENT PERFORMANCE. The Board placed significant emphasis on the investment performance of the Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions with portfolio managers at Board meetings during the year, particular attention in assessing performance was given to the Lipper reports furnished for the contract renewals. The Lipper report prepared for the Fund showed the investment performance of its Class A shares during 2004, as well as on an annualized basis during the previous ten-year period in comparison to a performance universe consisting of all retail and institutional emerging market funds as selected by Lipper. The Board noted that the Fund's total return during 2004 was in the second highest quintile of its Lipper performance universe and that its total return on an annualized basis placed it in the top quintile for the previous three-year period, the top half for the previous five-year period, and the second highest quintile for the previous ten-year period. The Board was satisfied with such performance.

COMPARATIVE EXPENSES. Consideration was given to a comparative analysis of the management fee and total expense ratios of the Fund compared with its Lipper expense group, which was a smaller subset of retail front-end load emerging market funds in the same size category as the Fund as determined by Lipper. Prior to making such comparison, the Board relied upon a survey showing that the scope of management advisory services covered under the Fund's investment advisory contract was similar to those provided by fund managers to other mutual fund groups


40 | Semiannual Report

TEMPLETON DEVELOPING MARKETS TRUST

BOARD REVIEW OF INVESTMENT ADVISORY CONTRACT (CONTINUED)

that would be used as a basis of comparison in the Lipper reports. In reviewing comparative costs, emphasis was given to the Fund's management fee in comparison with the effective management fee that would have been charged by other funds within its Lipper expense group assuming they were the same size as the Fund, as well as the actual total expenses of the Fund in comparison with those of its Lipper expense group. The Lipper effective management fee analysis includes administrative charges as being part of a management fee, and actual total expenses, for comparative consistency, are shown by Lipper for Fund Class A shares. The results of such expense comparisons showed that the effective fee rate for the Fund placed it in the fourth or second highest quintile of its Lipper expense group, that its total actual expenses excluding 12b-1 fees placed it in the third or middle quintile of its Lipper expense group, and that its actual total expenses including 12b-1 fees placed it in the fourth quintile of its Lipper expense group. The Board found such fee and expenses to be acceptable in view of the Fund's performance and factors relating to its operation, such as the quality and experience of the Fund's portfolio managers and research staff, the nature of the disciplined value investment approach followed for the Fund and the depth of its physical presence and coverage in emerging markets geographical areas. The Board also noted that in the previous year it had taken steps to lower the Fund's expenses through adding breakpoints to the Fund's management fee, which took effect May 1, 2004.

MANAGEMENT PROFITABILITY. The Board also considered the level of profits realized by the Manager and its affiliates in connection with the operation of the Fund. In this respect, the Board reviewed the Fund profitability analysis that addresses the overall profitability of Franklin Templeton's U.S. fund business, as well as its profits in providing management and other services to each of the individual funds. The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including its interest in a joint venture entity which finances up-front commissions paid to brokers/dealers who sold fund Class B shares, as well as potential benefits resulting from allocation of fund brokerage and the use of "soft" commission dollars to pay for research. Specific attention was given to the methodology followed in allocating costs to the Fund, it being recognized that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. In this respect, the Board noted that the cost allocation methodology was consistent with that followed in profitability report presentations for the Fund made in prior years and that it had engaged on a biennial basis the Fund's independent accountants to perform certain procedures specified by the Board solely for its purpose and use. It was also noted that legal costs and payments incurred by Franklin Templeton in resolving various legal proceedings arising from its U.S. fund operations had not been allocated to the Fund for purposes of determining profitability. Included in the analysis for the Fund were the revenue and related costs broken down separately from the management, underwriting and shareholder services functions provided by the Manager and its affiliates to the Fund, as well as the relative contribution of the Fund to the profitability of the Manager's parent. In reviewing and discussing such analysis, management discussed with the Board its belief that costs incurred in establishing the infrastructure necessary to the type


                                                          Semiannual Report | 41

TEMPLETON DEVELOPING MARKETS TRUST

BOARD REVIEW OF INVESTMENT ADVISORY CONTRACT (CONTINUED)

of mutual fund operations conducted by the Manager and its corporate affiliates may not be fully reflected in the expenses allocated to the Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. The Board also took into account management's expenditures in improving shareholder services provided the Fund, as well as the need to meet additional regulatory and compliance requirements resulting from the Sarbanes-Oxley Act and recent SEC requirements. In addition, the Board considered a third-party study comparing the profitability of the Manager's parent on an overall basis as compared to other publicly held managers broken down to show profitability from management operations exclusive of distribution expenses, as well as profitability including distribution expenses. Based upon their consideration of all these factors, the Board determined that the level of profits realized by the Manager under its investment advisory contract with the Fund was not excessive in view of the nature, quality and extent of services provided.

ECONOMIES OF SCALE. The Board also considered whether economies of scale are realized by the Manager and its affiliates as the Fund grows larger and the extent to which this is reflected in the level of management fees charged. While recognizing that any precise determination is inherently subjective, the Trustees noted that based upon the Fund profitability analysis, it appears that as some funds get larger, at some point economies of scale do result in the Manager realizing a larger profit margin on management services provided such a fund. The Board also noted that economies of scale are shared with a fund and its shareholders through management fee breakpoints so that as a fund grows in size, its effective management fee rate declines. The Fund's management advisory fee historically was at the rate of 1.25% of Fund net assets but, in 2004, the Board reduced such fee by adding fee breakpoints effective May 1, 2004. The current advisory fee schedule is at the rate of 1.25% on the first $1 billion of Fund net assets; 1.20% on the next $4 billion of Fund net assets; 1.15% on the next $5 billion of Fund net assets; 1.1% on the next $5 billion of Fund net assets; 1.05% on the next $5 billion of Fund net assets; and 1% on net assets in excess of $20 billion. The Fund is also charged a separate fee for administrative services which starts at 0.15% on the first $200 million of Fund net assets, and declines through breakpoints to a fixed rate of 0.075% after net assets reach the $1.2 billion level. At the end of 2004, the Fund's net assets were approximately $2.8 billion, and to the extent economies of scale may be realized by the Manager and its affiliates, the Board believes the schedules of management advisory and administrative fees provide a sharing of benefits with the Fund and its shareholders.


42 | Semiannual Report

TEMPLETON DEVELOPING MARKETS TRUST

PROXY VOTING POLICIES AND PROCEDURES

The Fund has established Proxy Voting Policies and Procedures ("Policies") that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/847-2268 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Fund's proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission's website at sec.gov and reflect the most recent 12-month period ended June 30.

QUARTERLY STATEMENT OF INVESTMENTS

The Fund files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800/SEC-0330.


                                                          Semiannual Report | 43

                      This page intentionally left blank.

LITERATURE REQUEST

LITERATURE REQUEST. TO RECEIVE A BROCHURE AND PROSPECTUS, PLEASE CALL US AT 1-800/DIAL BEN(R) (1-800/342-5236) OR VISIT FRANKLINTEMPLETON.COM. INVESTORS SHOULD CAREFULLY CONSIDER A FUND'S INVESTMENT GOALS, RISKS, CHARGES AND EXPENSES BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION. PLEASE CAREFULLY READ THE PROSPECTUS BEFORE INVESTING. To ensure the highest quality of service, we may monitor, record and access telephone calls to or from our service departments. These calls can be identified by the presence of a regular beeping tone.

FRANKLIN TEMPLETON INVESTMENTS

INTERNATIONAL

Mutual European Fund
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Foreign Fund
Templeton Foreign Smaller Companies Fund
Templeton International (Ex EM) Fund

GLOBAL

Mutual Discovery Fund
Templeton Global Long-Short Fund
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund
Templeton Growth Fund
Templeton World Fund

GROWTH

Franklin Aggressive Growth Fund
Franklin Capital Growth Fund
Franklin Flex Cap Growth Fund
Franklin Small-Mid Cap Growth Fund
Franklin Small Cap Growth Fund II(1)

VALUE

Franklin Balance Sheet Investment Fund(2)
Franklin Equity Income Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund(2)
Franklin MidCap Value Fund
Franklin Small Cap Value Fund
Mutual Beacon Fund
Mutual Qualified Fund
Mutual Recovery Fund(3)
Mutual Shares Fund

BLEND

Franklin Blue Chip Fund
Franklin Convertible Securities Fund
Franklin Growth Fund
Franklin Rising Dividends Fund
Franklin U.S. Long-Short Fund

SECTOR

Franklin Biotechnology Discovery Fund
Franklin DynaTech Fund
Franklin Global Communications Fund
Franklin Global Health Care Fund
Franklin Gold and Precious Metals Fund
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
Franklin Technology Fund
Franklin Utilities Fund
Mutual Financial Services Fund

ASSET ALLOCATION

Franklin Templeton Corefolio Allocation Fund
Franklin Templeton Founding Funds Allocation Fund
Franklin Templeton Perspectives Allocation Fund

TARGET FUNDS

Franklin Templeton Conservative Target Fund
Franklin Templeton Growth Target Fund
Franklin Templeton Moderate Target Fund

INCOME

Franklin Adjustable U.S. Government Securities Fund(4)
Franklin's AGE High Income Fund
Franklin Floating Rate Daily Access Fund
Franklin Income Fund
Franklin Limited Maturity U.S. Government Securities Fund(4)
Franklin Low Duration Total Return Fund
Franklin Real Return Fund
Franklin Strategic Income Fund
Franklin Strategic Mortgage Portfolio
Franklin Templeton Hard Currency Fund
Franklin Total Return Fund
Franklin U.S. Government Securities Fund(4)
Templeton Global Bond Fund
Templeton Income Fund

TAX-FREE INCOME(5)

NATIONAL FUNDS

Double Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund(6)

LIMITED-TERM FUNDS

California Limited-Term Tax-Free Income Fund
Federal Limited-Term Tax-Free Income Fund
New York Limited-Term Tax-Free Income Fund

INTERMEDIATE-TERM FUNDS

California Intermediate-Term Tax-Free Income Fund
Federal Intermediate-Term Tax-Free Income Fund
New York Intermediate-Term Tax-Free Income Fund

STATE-SPECIFIC

Alabama
Arizona
California(7)
Colorado
Connecticut
Florida(7)
Georgia
Kentucky
Louisiana
Maryland
Massachusetts(6)
Michigan(6)
Minnesota(6)
Missouri
New Jersey
New York(7)
North Carolina
Ohio(7)
Oregon
Pennsylvania
Tennessee
Virginia

INSURANCE FUNDS

Franklin Templeton Variable Insurance Products Trust(8)

(1) The fund is closed to new investors. Existing shareholders can continue adding to their accounts.

(2) The fund is only open to existing shareholders and select retirement plans.

(3) The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.

(4) An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution.

(5) For investors subject to the alternative minimum tax, a small portion of fund dividends may be taxable. Distributions of capital gains are generally taxable.

(6)   Portfolio of insured municipal securities.

(7) These funds are available in two or more variations, including long-term portfolios, portfolios of insured securities, a high-yield portfolio (CA) and limited-term, intermediate-term and money market portfolios (CA and NY).

(8) The funds of the Franklin Templeton Variable Insurance Products Trust are generally available only through insurance company variable contracts.

06/05                                          Not part of the semiannual report

    [LOGO](R)                         One Franklin Parkway
FRANKLIN TEMPLETON                    San Mateo, CA 94403-1906
   INVESTMENTS

|_|   WANT TO RECEIVE THIS DOCUMENT FASTER VIA EMAIL?
      Eligible shareholders can sign up for eDelivery at franklintempleton.com. See inside for details.

SEMIANNUAL REPORT AND SHAREHOLDER LETTER
TEMPLETON
DEVELOPING MARKETS TRUST

INVESTMENT MANAGER

Templeton Asset Management Ltd.

PRINCIPAL UNDERWRITER

Franklin Templeton Distributors, Inc.
1-800/DIAL BEN(R)
franklintempleton.com

SHAREHOLDER SERVICES

1-800/632-2301

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. Like any investment in securities, the value of the Fund's portfolio will be subject to the risk of loss from market, currency, economic, political and other factors. The Fund and its investors are not protected from such losses by the Investment Manager. Therefore, investors who cannot accept this risk should not invest in shares of the Fund. The prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

711 S2005 08/05


ITEM 2. CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial experts are Fred R. Millsaps and Frank A. Olson and they are "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.         N/A



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS           N/A


ITEM 6. SCHEDULE OF INVESTMENTS.                        N/A


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
        MANAGEMENT INVESTMENT COMPANIES.                N/A


ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT.       N/A


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
        COMPANY AND  AFFILIATED PURCHASERS.             N/A


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Directors that would require disclosure herein.


ITEM 11. CONTROLS AND PROCEDURES.

(A) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(B) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

ITEM 12. EXHIBITS.

(A)(1) Code of Ethics

(A) (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer

(B) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer



                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.



TEMPLETON DEVELOPING MARKETS TRUST


By /s/JIMMY D. GAMBILL
  -----------------------------
   Jimmy D. Gambill
   Chief Executive Officer - Finance and Administration
Date: August 19, 2005




Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/JIMMY D. GAMBILL
   -----------------------------
   Jimmy D. Gambill
   Chief Executive Officer - Finance and Administration
Date: August 19, 2005



By /s/GALEN G. VETTER
  -----------------------------
   Galen G. Vetter
   Chief Financial Officer
Date: August 19, 2005